Statutory reserves (Tables)	12 Months Ended
Jun. 30, 2012
Statutory Reserves Disclosure [Abstract]
Schedule of the component of statutory reserves and the future contributions required pursuant to PRC Company Law

	June 30, 2012	June 30, 2011	50% of registered capital	Future contributions required as of June 30, 2012

Hongli	$2,067,215	$1,824,797	$2,064,905	$-
Hongguang Power	-	-	1,514,590	1,514,590
Hongchang Coal	218,361	218,361	218,361	-
Shuangrui Coal	-	-	310,105	310,105
Xingsheng Coal	-	-	279,682	279,682
Shunli Coal	-	-	230,850	230,850
Hongrun	-	-	2,310,000	2,310,000
Hongyuan	-	-	1,500,000	1,500,000
Zhonghong	-	-	1,521,990	1,521,990
Statutory surplus reserve	2,285,576	2,043,158	9,950,483	7,667,217
Mine reproduction reserve	1,404,365	1,360,635	-	-
Total statutory reserve	$3,689,941	$3,403,793	$9,950,483	$7,667,217